Investment Strategy	Oct. 31, 2025
Nationwide Bailard International Equities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. Many securities are denominated in currencies other than the U.S. dollar. It normally invests in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund’s holdings are spread across multiple industries and geographic regions. Under normal circumstances, the Fund invests at least 80% of its net assets (at the time of purchase) in equity securities.Equity securities represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.Some emerging market countries may be considered to be “frontier market” countries, although the Fund does not invest more than 20% of its net assets in frontier market countries. Frontier market countries are those emerging market countries that are considered to be among the smallest, least mature and least liquid. The Fund employs a disciplined approach with fundamental and quantitative elements. Fundamental research seeks to identify and evaluate country, industry and security-specific drivers. Quantitative research assists in the selection of both countries and securities. The subadviser’s stock selection models rank securities according to various measures of value, momentum, quality and analysts’ expectations. Because investor behaviors vary around the world, the relative importance of these factors varies by country. A multifactor model is used to rank countries according to their characteristics, including various measures of value, momentum and risk. The relative weighting among these characteristics typically changes over time according to changes in the overall conditions across global markets. The subadviser generally determines weights of countries, industries and companies based on evaluation of quantitative and fundamental characteristics. In overweighting and underweighting countries, the subadviser may consider global market indices. The Fund may also invest in equity securities of U.S. companies. The Fund may use derivatives, such as forward foreign currency contracts (including forward foreign currency cross hedges), options, futures and other derivatives for investing and to hedge its investments and risk. Such instruments will principally be used for hedging and risk management purposes, including to help protect its international stock investments from the risk of a strong U.S. dollar.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Equity securities represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (at the time of purchase) in equity securities.
Nationwide Schroders Global Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in equity securities of companies located throughout the world, including the United States. The Fund’s subadviser normally invests the Fund’s assets primarily in common stocks. The Fund typically invests in at least five countries including the United States. The Fund also may invest in emerging market countries. Emerging market countries typically are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Many of the securities in which the Fund invests are denominated in currencies other than the U.S. dollar. The Fund’s subadviser normally allocates the Fund’s investments across different countries and regions. The Fund nevertheless may have significant investments in one or more countries or particular sectors. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities at the time of investment.For these purposes, equity securities include common stocks and other securities that represent an ownership interest in the issuer.In selecting securities, the subadviser uses a fundamental, bottom-up approach that is based on earnings potential and market mispricings. Investment decisions are driven by deep fundamental and sustainability research. The subadviser seeks to identify companies that it believes will deliver strong forward earnings potential above the level expected by the market, i.e., stocks with positive “growth gaps,” which arise when company fundamentals diverge from market expectation due to: ●Overreaction to short-term news; ●Over-reliance on historical growth; and ●Failure to anticipate future earnings power. As part of its investment process, the subadviser may evaluate issues such as climate change, environmental performance, labor standards and corporate governance, among others, which they view as important in their assessment of an investment’s risk and potential for profitability. The subadviser may sell a stock if it identifies a more attractive investment opportunity. The subadviser also may sell a stock if it has reached a price target or if the subadviser has lost conviction in its original investment thesis.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For these purposes, equity securities include common stocks and other securities that represent an ownership interest in the issuer.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities at the time of investment.
Nationwide Strategic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs a flexible investment approach, allocating across different types of debt securities with few limitations as to credit quality, geography, maturity or sector, with the goal of achieving a high level of current income. The Fund may invest in U.S. government securities and foreign government bonds, as well as U.S. and foreign corporate bonds and debentures, asset-backed securities, mortgage-backed securities (including collateralized mortgage obligations) and convertible bonds. The Fund also may invest in corporate loans. Securities in which the Fund invests pay interest on either a fixed-rate or a variable-rate basis. The Fund may invest in securities issued by foreign issuers, including those that are located in emerging market countries, although the Fund does not invest more than 65% of its net assets, at the time of purchase, in emerging market securities. Emerging market countries include certain countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Many foreign securities are denominated in currencies other than the U.S. dollar. The Fund may invest without limitation in debt securities of any maturity, duration or credit quality. Accordingly, the Fund may invest a substantial portion of its portfolio in high-yield bonds (i.e., “junk bonds”) and other securities that are lower-rated. Some of these debt securities may be in default or at high risk of defaulting, and may have extremely poor prospects for being able to make principal and interest payments. The Fund’s subadviser may use derivatives, such as futures and forward foreign currency contracts, either to increase returns, to hedge against international currency exposure, or to manage the Fund’s average portfolio duration. The subadviser also may buy or sell credit default swaps either to hedge against investment risks or to increase return. The Fund’s subadviser does not manage the Fund specific to any index or benchmark, which provides it with flexibility to allocate to and rotate across any sector in the fixed-income universe. This strategy is designed to provide exposure to those areas of the fixed-income market that the subadviser anticipates will provide value, while attempting to minimize exposure to those areas it anticipates will not provide value. In managing the Fund, the subadviser considers fundamental market factors such as yield and credit quality differences among bonds, as well as demand and supply trends. The subadviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances. The Fund may engage in active and frequent trading of portfolio securities.